LOANS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2019	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Debt instrument face amount						$ 1,000	$ 95,000	$ 19,600
Gain on extinguishment of debt		$ (10,724)		$ 32,186		(17,503)	50,607
Interest payable current and non current		$ 12,488		$ 12,488		8,000	3,000	416	$ 5,248
Crown Bridge Partners, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument interest rate stated percentage		15.00%		15.00%
Debt instrument face amount		$ 65,280		$ 65,280
Interest payable current and non current		30,866		30,866
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible debt	$ 65,280
Maturity date	Oct. 03, 2020
Debt instrument interest rate stated percentage	15.00%
Debt instrument face amount	$ 108,000	65,280		65,280		65,280		$ 9,600	65,280
Gain on extinguishment of debt	$ 43,520			43,520
Interest payable current and non current		33,281		33,281		25,930			$ 7,232
Directors and Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans payable		$ 49,558		$ 49,558		51,171
Former Director Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans payable						$ 51,171	$ 55,500